Performance Management	Jul. 31, 2025
Franklin Emerging Market Debt Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.ftinstitutional.com or by calling (800) 321-8563.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	9.13%
Worst Quarter:	2020, Q1	-15.37%

As of September 30, 2025, the Fund’s year-to-date return was 10.69%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Emerging Market Debt Opportunities Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Global Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index | Average Annual Return, Percent		(1.69%)	(1.96%)	0.15%
JP Morgan EMBI Global Diversified Index | Average Annual Return, Label [Optional Text]	JP Morgan EMBI Global Diversified Index
JP Morgan EMBI Global Diversified Index | Average Annual Return, Percent		6.54%	0.12%	3.13%
JP Morgan EMBI Global Diversified ex-GCC Index | Average Annual Return, Label [Optional Text]	JP Morgan EMBI Global Diversified ex-GCC Index
JP Morgan EMBI Global Diversified ex-GCC Index | Average Annual Return, Percent		7.60%	(0.14%)
JP Morgan GBI-EM Broad Diversified Index | Average Annual Return, Label [Optional Text]	JP Morgan GBI-EM Broad Diversified Index
JP Morgan GBI-EM Broad Diversified Index | Average Annual Return, Percent		(1.68%)	(0.77%)	1.15%
ICE BofA Emerging Market Corporate Plus (USD Hedged) Index | Average Annual Return, Label [Optional Text]	ICE BofA Emerging Market Corporate Plus (USD Hedged) Index
ICE BofA Emerging Market Corporate Plus (USD Hedged) Index | Average Annual Return, Percent		6.65%	0.84%	3.28%
Franklin Emerging Market Debt Opportunities Fund | Average Annual Return, Label [Optional Text]	Return before taxes
Franklin Emerging Market Debt Opportunities Fund | Average Annual Return, Percent		11.82%	4.44%	5.16%
Franklin Emerging Market Debt Opportunities Fund | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Franklin Emerging Market Debt Opportunities Fund | After Taxes on Distributions | Average Annual Return, Percent		9.81%	3.11%	3.43%
Franklin Emerging Market Debt Opportunities Fund | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Franklin Emerging Market Debt Opportunities Fund | After Taxes on Distributions and Sales | Average Annual Return, Percent		7.01%	2.84%	3.23%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	ftinstitutional.com
Performance Availability Phone [Text]	(800) 321-8563
Franklin Emerging Market Debt Opportunities Fund | Franklin Emerging Market Debt Opportunities Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of September 30, 2025, the Fund’s year-to-date return was 10.69%.
Bar Chart, Year to Date Return	10.69%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.13%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin International Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	32.70%
Worst Quarter:	2022, Q2	-21.54%

As of September 30, 2025, the Fund’s year-to-date return was 12.62%.

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin International Growth Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World ex-US Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World ex-US Index-NR
MSCI All Country World ex-US Index-NR | Average Annual Return, Percent		5.53%	4.10%	4.80%
MSCI EAFE Index-NR | Average Annual Return, Label [Optional Text]	MSCI EAFE Index-NR
MSCI EAFE Index-NR | Average Annual Return, Percent		3.82%	4.73%	5.20%
Class A | Average Annual Return, Label [Optional Text]	Return before taxes
Class A | Average Annual Return, Percent		(5.19%)	(0.13%)	4.89%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		(5.69%)	(0.47%)	4.67%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		(2.87%)	(0.06%)	3.96%
Class C | Average Annual Return, Percent		(1.38%)	0.25%	4.69%
Class R | Average Annual Return, Percent		0.15%	0.76%	5.23%
Class R6 | Average Annual Return, Percent		0.75%	1.39%	5.90%
Advisor Class | Average Annual Return, Percent		0.65%	1.27%	5.75%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Franklin International Growth Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of September 30, 2025, the Fund’s year-to-date return was 12.62%.
Bar Chart, Year to Date Return	12.62%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	32.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.54%)
Lowest Quarterly Return, Date	Jun. 30, 2022